STOCKHOLDERS' EQUITY (Details)	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2021 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2018 $ / shares
Preferred stock, shares authorized		87,355,585	87,355,585	87,355,585
Preferred stock, par value | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)		150,000,000	150,000,000	150,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001
Northern Genesis Acquisition Corp II [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000
Common stock, shares issued	10,350,000	10,350,000
Common stock to possible redemption	41,400,000	41,400,000	0
Preferred stock, issued and outstanding, description	At January 15, 2021, there were no shares of preferred stock issued or outstanding.	At September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Common shares, votes per share		1